CONSOLIDATED BALANCE SHEET - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	R$ 2,960,718	R$ 5,128,186
Marketable securities	765,614	479,953
Trade accounts receivable	2,540,856	2,919,177
Inventory	123,785	143,934
Indirect taxes and contributions recoverable	386,001	633,854
Direct taxes and contributions recoverable	323,040	334,806
Prepaid expenses	168,366	130,392
Financial instruments	53,875	82,454
Financial leases	19,773	2,818
Regulatory credits recoverable	68,571	83,107
Other current assets	196,789	168,718
Total current assets	7,607,388	10,107,399
Long term receivables
Marketable securities	2,997	0
Trade accounts receivable	26,207	24,092
Indirect taxes and contributions recoverable	949,586	867,143
Direct taxes and contributions recoverable	209,503	200,898
Deferred taxes	0	41,690
Judicial deposits	1,366,576	1,294,125
Prepaid expenses	39,466	54,374
Financial instruments	26,915	134,468
Financial leases	185,558	201,944
Other non-current assets	35,154	12,442
Total long term receivables	2,841,962	2,831,176
Property, Plant and Equipment	10,838,488	11,084,530
Intangible assets	11,312,527	10,632,575
Total non-current assets	24,992,977	24,548,281
Total assets	32,600,365	34,655,680
Current Liabilities
Suppliers	3,986,557	3,461,081
Borrowing and financing	1,351,860	1,145,225
Finance lease obligations	176,925	96,604
Financial instruments	14,044	36,163
Payroll and related charges	262,450	212,279
Indirect taxes, charges and contributions payable	305,266	453,130
Direct taxes, charges and contributions payable	260,786	363,726
Dividends payable	143,591	206,112
Authorizations payable	233,173	486,494
Deferred revenue	480,431	812,340
Other current liabilities	9,354	8,401
Current liabilities	7,224,437	7,281,555
Non-current liabilities
Borrowing and financing	3,339,084	5,574,557
Finance lease obligations	1,710,247	1,705,634
Financial instruments	18,419	45,310
Indirect taxes, charges and contributions payable	2,527	112
Direct taxes, charges and contributions payable	206,788	258,840
Deferred taxes	98,919	108,358
Provision for legal and administrative proceedings	528,320	478,482
Pension plan and other post-employment benefits	2,635	1,586
Provision for decommissioning costs	22,803	21,726
Authorizations payable	273,527	900,138
Deferred revenue	990,932	1,061,304
Other current liabilities	30,543	30,565
Total non-current liabilities	7,224,744	10,186,612
Total liabilities	14,449,181	17,468,167
Shareholders' Equity
Share capital	9,866,298	9,866,298
Treasury shares	(16,487)	(3,369)
Capital reserves	1,687,565	1,564,149
Accumulated other comprehensive income	989	(507)
Profit reserves	6,612,819	5,760,942
Total shareholders' equity	18,151,184	17,187,513
Total liabilities and shareholders' equity	R$ 32,600,365	R$ 34,655,680